Convertible Promissory Notes Payable (Details Narrative)	3 Months Ended
Mar. 31, 2016 Number
Number of agreement	8
Dividend yield	0.00%
Minimum [Member]
Stated interest rate	10.00%
Risk free interest rates	0.07%
Contractual expected life	6 years
Expected volatility	185.00%
Maximum [Member]
Stated interest rate	12.00%
Risk free interest rates	0.45%
Contractual expected life	12 years
Expected volatility	931.00%